CORPORATE RESTRUCTURING COSTS - Schedule of Change In Restructuring Liability (Details) CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD
Restructuring Reserve [Roll Forward]
Restructuring liability as at December 31, 2015	CAD 87
Restructuring charges	44
Cash payments	(32)
Restructuring Liability as at December 31, 2016	99
Employee Severance
Restructuring Reserve [Roll Forward]
Restructuring liability as at December 31, 2015	60
Restructuring charges	0
Cash payments	(24)
Restructuring Liability as at December 31, 2016	36
Lease Commitments
Restructuring Reserve [Roll Forward]
Restructuring liability as at December 31, 2015	27
Restructuring charges	44
Cash payments	(8)
Restructuring Liability as at December 31, 2016	CAD 63